Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 28, 2014
Supplement [Text Block]	bmsmst_SupplementTextBlock

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

BlackRock New York Municipal Bond Fund

(the “Fund”)

Supplement dated December 19, 2014 to

the Summary Prospectus, the Prospectus and the Statement of Additional Information of the Fund,

each dated October 28, 2014

The Board of Trustees (the “Board”) of BlackRock Multi-State Municipal Series Trust recently approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock New York Municipal Opportunities Fund” and certain changes to the Fund’s principal investment strategies. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark indices against which the Fund compares its performance. In addition, Fund management has determined to make certain changes to reduce the breakpoint at which the front-end sales charge is eliminated for purchases of Investor A Shares of the Fund. These changes will become effective on February 18, 2015.

Currently, under normal circumstances, the Fund invests at least 80% of its assets in investment grade New York municipal bonds. The Fund currently expects to maintain an average weighted maturity of greater than ten years. When selecting investments for the Fund, Fund management currently considers various factors, including credit quality, yield and maturity. Under its new investment strategies, the Fund will continue to seek to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in investment grade New York municipal bonds. However, the Fund will no longer be required to maintain an average weighted maturity of greater than ten years. Instead, the Fund may invest in bonds without any constraints on maturity. In addition, when selecting investments for the Fund, Fund management will consider various factors, including the credit quality of issuers and the yield and duration of the obligations.

The Fund does not currently have a duration policy. Under its new investment strategies, the Fund will continue to have broad flexibility to manage duration, allowing it to seek to manage interest rate risk to achieve the Fund’s objective. Under normal circumstances, the Fund will seek to maintain an average portfolio duration of zero to ten years. The Fund’s average portfolio duration may vary significantly from time to time due to views of management.

Currently, the Fund’s management team may, when consistent with the Fund’s investment objective, buy or sell derivatives, such as options or futures on a security or an index of securities, or enter into interest rate transactions, including swaps, for hedging purposes (including anticipatory hedges) or to enhance income. Under its new investment strategies, the Fund will be expected to engage more regularly in transactions in derivatives, including, but not limited to, interest rate futures contracts, financial futures contracts and options thereon, for hedging purposes (including anticipatory hedges) or to seek to enhance returns. The Fund may seek to actively manage interest rate risk through hedging strategies, and may seek to generate yield through liquidity, structure, credit, interest rate and duration strategies.

The Fund is currently permitted to invest up to 20% of its assets in non-investment grade bonds; however, the Fund does not invest in bonds that at the time of purchase are in default or that the Fund’s management team believes will be in default. Under its new investment strategies, the Fund will continue to be able to invest up to 20% of its assets in non-investment grade bonds, including debt securities that at the time of purchase are in default or that the Fund’s management team believes will be in default.

The Fund’s ability to invest in securities that are not New York municipal bonds (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds) will be limited to 20% of the Fund’s assets.

Effective on February 18, 2015, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Fund’s Name

The BlackRock New York Municipal Bond Fund is renamed BlackRock New York Municipal Opportunities Fund.

Change in the Fund’s Strategies and Risks

The section of the Summary Prospectus entitled “Key Facts About BlackRock New York Municipal Bond Fund—Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock New York Municipal Bond Fund—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its assets in investment grade New York municipal bonds. These may be obligations of a variety of issuers including governmental entities in New York and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. The interest on these obligations may not be exempt from the Federal Alternative Minimum Tax.

Municipal bonds also include short-term tax-exempt obligations, like municipal notes, variable rate demand obligations, private activity bonds and insured municipal bonds. The Fund may invest in both fixed rate and variable rate obligations.

The Fund may invest in bonds of any maturity. Under normal circumstances, the Fund seeks to maintain an average portfolio duration of zero to ten years. Duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of ten years, its net asset value would be expected to fall about 10% when interest rates rise by one percentage point, assuming all other factors remain equal. Conversely, the bond fund’s net asset value would be expected to rise about 10% when interest rates fall by one percentage point, assuming all other factors remain equal. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity. The Fund’s average weighted duration may vary significantly from time to time depending on the views of Fund management.

The Fund is permitted to engage in transactions in derivatives, such as options or futures on a security or an index of securities (including, but not limited to, interest rate futures contracts, financial futures contracts and options thereon), for hedging purposes (including anticipatory hedges) or to seek to enhance returns. The Fund may also invest in other derivatives, such as indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements. Derivatives are financial instruments whose value is derived from another security or an index. Derivatives may allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.

The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, a third party sponsor establishes a special purpose entity, the tender option bond trust (a “TOB Trust”), into which the Fund transfers municipal bonds or other municipal securities. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy. The Fund may invest in tender option bonds on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis it will bear the risk of loss with respect to any liquidation of the TOB Trust.

The Fund may invest up to 20% of its assets in securities that are not New York municipal bonds (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds).

The Fund may also invest up to 20% of its assets in non-investment grade bonds (high yield or junk bonds), including debt securities that at the time of purchase are in default or that the Fund’s management team believes will be in default.

The Fund may also buy when-issued securities and participate in delayed delivery transactions.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The section of the Summary Prospectus entitled “Key Facts About BlackRock New York Municipal Bond Fund—Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock New York Municipal Bond Fund—Principal Risks of Investing in the Fund” are amended to add the following:

•	High Portfolio Turnover Risk—The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•	Insurance Risk—Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. However, insurance does not protect against losses caused by declines in a municipal security’s value. The Fund cannot be certain that any insurance company will make the payments it guarantees. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.

•	Taxability Risk—Investments in taxable municipal bonds, U.S. Treasury and Government agency issues, investment grade corporate bonds and taxable money market securities as well as some of the derivatives and other instruments discussed herein will cause the Fund to have taxable investment income. The Fund may also realize capital gains on the sale of its municipal bonds (and other securities and derivatives it holds). These capital gains will be taxable regardless of whether they are derived from a sale of municipal bonds. Fund investments may also cause the Fund to recognize taxable ordinary income from market discount. The Fund will report distributions from taxable investment income, from market discount and from realized capital gains as taxable to Fund shareholders. In order for the Fund to be eligible to report distributions of tax-exempt interest income from tax-exempt or municipal securities as tax-exempt income to Fund shareholders, at least half of the Fund’s total assets must be invested in tax-exempt securities as of the end of each calendar quarter. If the Fund did not maintain that level of investment with respect to tax-exempt securities, the Fund would lose the ability to report distributions of tax-exempt interest income as tax-exempt income to Fund shareholders.

The Fund expects to use derivatives for hedging purposes or to seek to enhance returns, among other things. The Federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as tax-exempt income or as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Payments received by the Fund from swap agreements will generally produce taxable income, while payments made by the Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service.

•	U.S. Government Obligations Risk—Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

•	Variable Rate Demand Obligations Risk—Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

•	When-Issued and Delayed Delivery Securities and Forward Commitments Risk—When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Change in the Fund’s Performance Information and Benchmarks

The section of the Summary Prospectus entitled “Key Facts About BlackRock New York Municipal Bond Fund—Performance Information” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock New York Municipal Bond Fund—Performance Information” are supplemented as follows:

The Fund’s Annual Total Returns prior to February 18, 2015 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock New York Municipal Bond Fund.”

Effective as of February 18, 2015, the S&P® New York Municipal Bond Index replaced the Custom New York Index as a performance benchmark against which the Fund measures its performance. Fund management believes that the S&P® New York Municipal Bond Index is more relevant to the Fund’s new investment strategies.

Change in the Fund’s Initial Sales Charge Breakpoints for Investor A Shares

Footnote 1 to the Fund’s fee table relating to the “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Key Facts About BlackRock New York Municipal Bond Fund—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock New York Municipal Bond Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1] A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.

BlackRock New York Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bmsmst_SupplementTextBlock

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

BlackRock New York Municipal Bond Fund

(the “Fund”)

Supplement dated December 19, 2014 to

the Summary Prospectus, the Prospectus and the Statement of Additional Information of the Fund,

each dated October 28, 2014

The Board of Trustees (the “Board”) of BlackRock Multi-State Municipal Series Trust recently approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock New York Municipal Opportunities Fund” and certain changes to the Fund’s principal investment strategies. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark indices against which the Fund compares its performance. In addition, Fund management has determined to make certain changes to reduce the breakpoint at which the front-end sales charge is eliminated for purchases of Investor A Shares of the Fund. These changes will become effective on February 18, 2015.

Currently, under normal circumstances, the Fund invests at least 80% of its assets in investment grade New York municipal bonds. The Fund currently expects to maintain an average weighted maturity of greater than ten years. When selecting investments for the Fund, Fund management currently considers various factors, including credit quality, yield and maturity. Under its new investment strategies, the Fund will continue to seek to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in investment grade New York municipal bonds. However, the Fund will no longer be required to maintain an average weighted maturity of greater than ten years. Instead, the Fund may invest in bonds without any constraints on maturity. In addition, when selecting investments for the Fund, Fund management will consider various factors, including the credit quality of issuers and the yield and duration of the obligations.

The Fund does not currently have a duration policy. Under its new investment strategies, the Fund will continue to have broad flexibility to manage duration, allowing it to seek to manage interest rate risk to achieve the Fund’s objective. Under normal circumstances, the Fund will seek to maintain an average portfolio duration of zero to ten years. The Fund’s average portfolio duration may vary significantly from time to time due to views of management.

Currently, the Fund’s management team may, when consistent with the Fund’s investment objective, buy or sell derivatives, such as options or futures on a security or an index of securities, or enter into interest rate transactions, including swaps, for hedging purposes (including anticipatory hedges) or to enhance income. Under its new investment strategies, the Fund will be expected to engage more regularly in transactions in derivatives, including, but not limited to, interest rate futures contracts, financial futures contracts and options thereon, for hedging purposes (including anticipatory hedges) or to seek to enhance returns. The Fund may seek to actively manage interest rate risk through hedging strategies, and may seek to generate yield through liquidity, structure, credit, interest rate and duration strategies.

The Fund is currently permitted to invest up to 20% of its assets in non-investment grade bonds; however, the Fund does not invest in bonds that at the time of purchase are in default or that the Fund’s management team believes will be in default. Under its new investment strategies, the Fund will continue to be able to invest up to 20% of its assets in non-investment grade bonds, including debt securities that at the time of purchase are in default or that the Fund’s management team believes will be in default.

The Fund’s ability to invest in securities that are not New York municipal bonds (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds) will be limited to 20% of the Fund’s assets.

Effective on February 18, 2015, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Fund’s Name

The BlackRock New York Municipal Bond Fund is renamed BlackRock New York Municipal Opportunities Fund.

Change in the Fund’s Strategies and Risks

The section of the Summary Prospectus entitled “Key Facts About BlackRock New York Municipal Bond Fund—Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock New York Municipal Bond Fund—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its assets in investment grade New York municipal bonds. These may be obligations of a variety of issuers including governmental entities in New York and issuers located in Puerto Rico, the U.S. Virgin Islands and Guam. The interest on these obligations may not be exempt from the Federal Alternative Minimum Tax.

Municipal bonds also include short-term tax-exempt obligations, like municipal notes, variable rate demand obligations, private activity bonds and insured municipal bonds. The Fund may invest in both fixed rate and variable rate obligations.

The Fund may invest in bonds of any maturity. Under normal circumstances, the Fund seeks to maintain an average portfolio duration of zero to ten years. Duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of ten years, its net asset value would be expected to fall about 10% when interest rates rise by one percentage point, assuming all other factors remain equal. Conversely, the bond fund’s net asset value would be expected to rise about 10% when interest rates fall by one percentage point, assuming all other factors remain equal. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity. The Fund’s average weighted duration may vary significantly from time to time depending on the views of Fund management.

The Fund is permitted to engage in transactions in derivatives, such as options or futures on a security or an index of securities (including, but not limited to, interest rate futures contracts, financial futures contracts and options thereon), for hedging purposes (including anticipatory hedges) or to seek to enhance returns. The Fund may also invest in other derivatives, such as indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements. Derivatives are financial instruments whose value is derived from another security or an index. Derivatives may allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.

The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, a third party sponsor establishes a special purpose entity, the tender option bond trust (a “TOB Trust”), into which the Fund transfers municipal bonds or other municipal securities. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy. The Fund may invest in tender option bonds on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis it will bear the risk of loss with respect to any liquidation of the TOB Trust.

The Fund may invest up to 20% of its assets in securities that are not New York municipal bonds (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds).

The Fund may also invest up to 20% of its assets in non-investment grade bonds (high yield or junk bonds), including debt securities that at the time of purchase are in default or that the Fund’s management team believes will be in default.

The Fund may also buy when-issued securities and participate in delayed delivery transactions.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The section of the Summary Prospectus entitled “Key Facts About BlackRock New York Municipal Bond Fund—Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock New York Municipal Bond Fund—Principal Risks of Investing in the Fund” are amended to add the following:

•	High Portfolio Turnover Risk—The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•	Insurance Risk—Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. However, insurance does not protect against losses caused by declines in a municipal security’s value. The Fund cannot be certain that any insurance company will make the payments it guarantees. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.

•	Taxability Risk—Investments in taxable municipal bonds, U.S. Treasury and Government agency issues, investment grade corporate bonds and taxable money market securities as well as some of the derivatives and other instruments discussed herein will cause the Fund to have taxable investment income. The Fund may also realize capital gains on the sale of its municipal bonds (and other securities and derivatives it holds). These capital gains will be taxable regardless of whether they are derived from a sale of municipal bonds. Fund investments may also cause the Fund to recognize taxable ordinary income from market discount. The Fund will report distributions from taxable investment income, from market discount and from realized capital gains as taxable to Fund shareholders. In order for the Fund to be eligible to report distributions of tax-exempt interest income from tax-exempt or municipal securities as tax-exempt income to Fund shareholders, at least half of the Fund’s total assets must be invested in tax-exempt securities as of the end of each calendar quarter. If the Fund did not maintain that level of investment with respect to tax-exempt securities, the Fund would lose the ability to report distributions of tax-exempt interest income as tax-exempt income to Fund shareholders.

The Fund expects to use derivatives for hedging purposes or to seek to enhance returns, among other things. The Federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as tax-exempt income or as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. Payments received by the Fund from swap agreements will generally produce taxable income, while payments made by the Fund on swap agreements will be allocated against both tax-exempt and taxable gross income, decreasing the Fund’s distributable net tax-exempt income. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service.

•	U.S. Government Obligations Risk—Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

•	Variable Rate Demand Obligations Risk—Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

•	When-Issued and Delayed Delivery Securities and Forward Commitments Risk—When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Change in the Fund’s Performance Information and Benchmarks

The section of the Summary Prospectus entitled “Key Facts About BlackRock New York Municipal Bond Fund—Performance Information” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock New York Municipal Bond Fund—Performance Information” are supplemented as follows:

The Fund’s Annual Total Returns prior to February 18, 2015 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock New York Municipal Bond Fund.”

Effective as of February 18, 2015, the S&P® New York Municipal Bond Index replaced the Custom New York Index as a performance benchmark against which the Fund measures its performance. Fund management believes that the S&P® New York Municipal Bond Index is more relevant to the Fund’s new investment strategies.

Change in the Fund’s Initial Sales Charge Breakpoints for Investor A Shares

Footnote 1 to the Fund’s fee table relating to the “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Key Facts About BlackRock New York Municipal Bond Fund—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock New York Municipal Bond Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1] A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.